Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained (deficit)/earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the year at Jun. 30, 2020	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (32,565,000)	£ 87,197,000	£ 351,232,000
Loss for the year						(92,216,000)	(92,216,000)
Movements on hedges					22,698,000		22,698,000
Tax expense relating to movements on hedges					(569,000)		(569,000)
Total comprehensive loss for the year					22,129,000	(92,216,000)	(70,087,000)
Equity-settled share-based payments						2,085,000	2,085,000
Dividends paid						(10,718,000)	(10,718,000)	$ (14,665,000)
Balance at end of the year at Jun. 30, 2021	53,000	68,822,000	(21,305,000)	249,030,000	(10,436,000)	(13,652,000)	272,512,000
Loss for the year						(115,510,000)	(115,510,000)
Movements on hedges					5,148,000		5,148,000
Tax expense relating to movements on hedges					(1,287,000)		(1,287,000)
Total comprehensive loss for the year					3,861,000	(115,510,000)	(111,649,000)
Reclassified					7,525,000	(7,525,000)
Equity-settled share-based payments						198,000	198,000
Dividends paid						(33,553,000)	(33,553,000)	(44,010,000)
Balance at end of the year at Jun. 30, 2022	53,000	68,822,000	(21,305,000)	249,030,000	950,000	(170,042,000)	127,508,000
Loss for the year						(28,678,000)	(28,678,000)
Movements on hedges					4,070,000		4,070,000
Tax expense relating to movements on hedges					(1,018,000)		(1,018,000)
Total comprehensive loss for the year					3,052,000	(28,678,000)	(25,626,000)
Equity-settled share-based payments						1,753,000	1,753,000
Dividends paid							0	$ 0
Deferred tax credit relating to share-based payments						315,000	315,000
Balance at end of the year at Jun. 30, 2023	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ 4,002,000	£ (196,652,000)	£ 103,950,000